Stockholder's Equity (Tables)	9 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Rollforward of the Company's Shares of Common Stock Outstanding Since IPO

The following table shows a rollforward of the Company’s shares of common stock outstanding since the IPO:

	Class A Common Stock	Class B Common Stock
September 15, 2020	—	—
Issued to public holders in the IPO	20,125,000	—
Issued to Class B unitholders in the Reorganization	—	65,578,831
Class A partnership units exchanged in the Reorganization	9,112,500	—

December 31, 2020	29,237,500	65,578,831